INCOME TAXES (Tables) - CIK 0001839990 Artemis Strategic Investment Corp [Member]	12 Months Ended
Dec. 31, 2021
Summary of significant components of the Company's deferred tax assets

December 31,
2021
Deferred tax asset
Organizational costs/Startup expenses	$272,783
Total deferred tax asset	272,783
Valuation allowance	(272,783)
Deferred tax asset, net of allowance	$—

Income tax provision

The income tax provision consists of the following:

December 31,
2021
Federal:
Current	$—
Deferred	(272,783)

State:
Current	$—
Deferred	—
Change in valuation allowance	272,783
Income tax provision	$—

Schedule of reconciliation of the federal income tax rate to the company effective tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 is as follows:

December 31,
2021
Statutory federal income tax rate	21.0%
Tax effects of change in fair value of warrant liability	(117.0)%
Tax effects of transaction costs allocated to warrant liability	78.0%
Change in valuation allowance	18%
Income tax provision	—%